Long-Term Debt - Additional Information - $117 Million Torill Loan Facility (Detail) - USD ($)		12 Months Ended
	Nov. 30, 2011	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt		$ 745,649,000		$ 671,690,000
Maturity date of secured loan facility		Dec. 31, 2018
Minimum liquidity of Partnership			$ 18,000,000
Minimum EBITDA to interest ratio		250.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
117 Million Loan Facility [Member] | Torill Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,000,000
Line of credit facility expiration period	5 years
Maturity date of secured loan facility	Oct. 31, 2018
Percentage of fixed interest margin rate	2.50%
Minimum liquidity of Partnership		$ 18,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		250.00%
117 Million Loan Facility [Member] | Torill Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
117 Million Loan Facility [Member] | Torill Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
117 Million Loan Facility [Member] | Torill Facility [Member] | First Two Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		110.00%
117 Million Loan Facility [Member] | Torill Facility [Member] | Third and Fourth Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		120.00%
117 Million Loan Facility [Member] | Torill Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%